Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 8 - Supplementary Financial Statements Information

A.           Balance Sheets

1.            Cash and cash equivalents

Comprised of:
	December 31
	2011	2010
	US$ thousands	US$ thousands
Cash and deposits *	884	1,391

*	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.

*	As of December 31, 2010, $179 is deposited in NIS bearing an average annual interest of 1.37%. $164 was pledged against the Company's bank guarantees.

The deposits are in thousands.

2.            Trade receivables, net

Trade receivables, net, consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Trade receivables	4,184	3,325
Less allowance for doubtful accounts (*)	(263)	(66)

	3,921	3,259

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2009	21
Additions	16
Deductions	(8)

Balance as of December 31, 2009	29
Additions	53
Deductions	(16)

Balance as of December 31, 2010	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263

3.            Other current assets

Other current assets consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	185	85
Prepaid expenses	132	136
Accrued Income from related parties	204	-
Other	46	38

	567	259

4.	Inventories

Inventories consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,568	1,390
Work in process	396	514
Finished products	1,815	1,406

	3,779	3,310

5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31
	2011	2010
	US$ thousands	US$ thousands
Employees and employee institutions	630	817
Government of Israel:
Accrued expenses	482	338
Provision for product warranty	30	30
Other	2	21

	1,144	1,206

6.	Short term loan

On  December 31, 2010 the company entered into a factoring agreement with CLAL Factoring. The balance as of December 31, 2011 is $162 thousands. The proceeds received are presented within short term loans.

7.           Fair Value Measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the financial instruments as of December 31, 2011 and 2010 represent management's best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, trade receivables, other current assets, other payables, short term loan. The carrying amounts approximate fair value because of the short maturity of these instruments. Long term loan, the carrying amount approximates fair value.

B.           Statements of operations

1.            Sales (1)

(a)           Classification of sales by geographical destination:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
United States	1,360	546	1,723
Europe	5,660	4,699	3,461
Israel	2,137	1,966	1,155
South and Latin America	400	599	351
Asia Pacific	3,654	3,395	1,494
Rest of the world	509	195	471

	13,720	11,400	8,655

(1)     Sales are attributed to geographical areas based on location of customers.
      The Company's property and equipment is primarily located in Israel.

(b)           Sales by major product lines:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	13,160	10,833	8,129
Carrier Solution	560	567	526

	13,720	11,400	8,655

(c)	Principal customers:

During fiscal years 2011, 2010 and 2009 there were no sales to customers exceeding 10% of total sales.

2.           Cost of sales

Cost of sales consists of the following:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	868	715	878
Materials purchased	4,507	3,795	1,922
Subcontracted work	1,974	1,330	732
Royalties to the OCS	6	16	32
Write-down of inventories	49	87	121
Other production costs	378	564	477

	7,782	6,507	4,162
Decrease (increase) in inventories	(293)	(188)	548

	7,489	6,319	4,710

3.	Financing income, net

Financing income, net, consists of the following:

	Year ended December 31
	2011	2010	2009
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(26)	(30)	(53)
Interest on long-term principle shareholder loan	(54)	(42)	(3)
Exchange translation (expenses) income, net	(24)	(2)	(65)
	(104)	(74)	(121)
Income:
Interest from banks and others	2	3	11

Financing income, net	(102)	(71)	(110)